Loss per Share (Details) - Schedule of Loss Per Share - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Loss Per Share [Abstract]
Loss after income tax attributable to the owners of Advanced Health Intelligence Ltd	$ (12,827,177)	$ (20,076,843)
Weighted average number of ordinary shares used in calculating basic earnings/(loss) per share	184,836,915	153,488,834
Weighted average number of ordinary shares used in calculating diluted earnings/(loss) per share	184,836,915	153,488,834
Basic loss per share	$ (6.94)	$ (13.08)
Diluted loss per share	$ (6.94)	$ (13.08)